Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Components of Segment Profit or Loss	The components of segment profit or loss were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total Revenue	$92,132	$76,923	$271,589	$235,908
Less:
Cost of revenue	79,533	68,238	233,967	215,227
Selling, general and administrative	19,516	20,001	60,804	66,674
Depreciation and amortization	6,505	6,110	18,526	19,283
(Gain) loss on aircraft sales and aircraft held for sale	(2,123)	3,480	(3,313)	4,897
Other (1)	9,779	3,230	21,803	14,807
Net Loss	$(21,078)	$(24,136)	$(60,198)	$(84,980)

(1)
Includes all items within other income (expense) on the condensed consolidated statements of operations and comprehensive loss (unaudited).

The components of segment profit or loss were as follows:

	Year Ended December 31,
	2024	2023
Total Revenue	$327,274	$315,362
Less:
Cost of revenue	290,212	264,176
Selling, general and administrative	91,337	75,430
Depreciation and amortization	25,709	26,982
Loss (gain) on aircraft held for sale	2,795	(13,905)
Other[a]	18,675	17,417
Net Loss	$(101,454)	$(54,738)

a: Includes all items within other income (expense) on the consolidated statements of operations and comprehensive loss.